Trade and other receivables, net - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Trade and other receivables	$ 447,239	$ 251,866
U.S. Dollar
Disclosure of financial assets [line items]
Trade and other receivables	216,969	84,477
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	110,097	70,837
Uruguayan Peso
Disclosure of financial assets [line items]
Trade and other receivables	2,289	2,478
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 117,884	$ 94,074